INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of detailed information about adjustments for income tax expense [Text Block]	The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2018: 28% and 2017: 28%).

	2019	2018	2017
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	569	467	3,694
Capital gains taxation	-	1,797	-
In respect of prior years	8	(364)	15
	577	1,900	3,709
Deferred tax
In respect of the current year	108	(505)	(421)
In respect of prior years	-	(6)	(62)
	108	(511)	(483)

	685	1,389	3,226

Disclosure of detailed information about income tax reconciliation [Text Block]
The total charge for the year can be reconciled to the accounting loss as follows
:

	2019	2018	2017
	US$’000	US$’000	US$’000

Loss before tax	(42,802)	(19,251)	(57,586)

Income tax benefit calculated at corporate rate	(7,264)	(3,273)	(9,790)
Adjusted for:
Effect of income that is exempted from tax	-	1,619	-
Effect of expenses that are not deductible in determining taxable profit	13,469	2,057	9,632
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,118)	(107)	(851)
Effect of income not taxable in determining taxable profit	(4,409)	-	-
Effect of tax losses disallowed to be brought forward	-	1,494	4,277
(Over) under provision of tax in prior year	7	(128)	(47)
Effect of different tax rate applied for capital gains	-	(273)	-
Withholding tax	-	-	5
	685	1,389	3,226